Share-Based Compensation Summary of Activity for LTIP RSU's (Details) (PLC Long Term Incentive Plan [Member], USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended					1 Months Ended		0 Months Ended	11 Months Ended	12 Months Ended
	Apr. 03, 2014	Apr. 25, 2013	Jun. 14, 2012	Jun. 13, 2012	Nov. 22, 2011	Feb. 28, 2014	Feb. 28, 2013	Feb. 15, 2012	Nov. 22, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTIP Nonvested, Weighted Average Grant Date Fair Value										50.38	36.55	31.09	19.90
LTIP Grants in Period, Weighted Average Grant Date Fair Value										57.27	41.72	31.08
LTIP Vested in Period, Weighted Average Grant Date Fair Value										33.14	29.26	19.90
LTIP Shares, Forfeitures, Weighted Average Grant Date Fair Value										41.69	34.55	30.81
LTIP Shares, Vested but not yet Distributed, Weighted Average Grant Date Fair Value										32.42
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of LTIP Grant Date Fair Value	$ 2	$ 2	$ 2			$ 53	$ 60	$ 59	$ 1
LTIP Shares, Nonvested, Number										2,274,000	2,918,000	1,899,000	51,000
LTIP Shares Granted	24,144	37,674	64,459		51,003	800,000	1,450,000	1,880,000		1,278,000	1,526,000	1,953,000
LTIP RSU's, Vested in Period				(51,003)						(1,736,000)	(285,000)	(51,000)
LTIP Shares, Forfeited in Period										(186,000)	(222,000)	(54,000)
LTIP Shares, Vested but not yet Distributed, Number										1,331,000